Other Non-Current Assets - Disclosure of Other Non-current Assets (Details) - GBP (£) £ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure Of Other Noncurrent Assets [Line Items]
Other non-current assets	£ 2,600	£ 0